FAIR VALUE MEASUREMENTS - Changes in Level 3 fair value of financial liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 150,922	¥ 104,134
Balance at December 31,	238,464	150,922	¥ 104,134
Financial Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	3,194,444	831,333
Additions		2,398,089	830,540
Change in fair value of financial liabilities	155,007	(34,978)
Settlement of financial liabilities	(2,787,389)
Profit distribution			793
Balance at December 31,	¥ 562,062	¥ 3,194,444	¥ 831,333